UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Opportunities Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Item 1 – Schedule of Investments.

Clough Global

Opportunities Fund

STATEMENT OF INVESTMENTS

June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 93.65%
Basic Materials 0.97%
Anglo American PLC - ADR(a)	33,480	$576,860
Anglo Platinum, Ltd.(a)	26,602	2,526,757
Cabot Corp.	39,100	942,701
Gerdau S.A.- Sponsored ADR	110,911	1,461,807
JSR Corp.	61,500	1,047,549
		6,555,674

Communications 6.72%
Centron Telecom International Holdings, Ltd.	1,119,800	294,802
China Telecom Corp., Ltd.	3,206,000	1,548,056
Chunghwa Telecom Co., Ltd.- ADR	198,173	3,902,026
Cisco Systems, Inc.(a)(b)	621,400	13,242,034
Google, Inc.- Class A(a)(b)	10,900	4,849,955
NET Servicos de Comunicacao S.A.- ADR(a)(b)	291,415	2,736,387
News Corp.	147,600	1,765,296
NII Holdings, Inc.(a)	52,341	1,702,129
QUALCOMM, Inc.	156,700	5,146,028
Time Warner, Inc.	57,000	1,647,870
Verizon Communications, Inc.(b)	190,600	5,340,612
The Walt Disney Co.	101,300	3,190,950
		45,366,145

Consumer Cyclical 15.05%
361 Degrees International, Ltd.	138,100	99,316
American Axle & Manufacturing Holdings, Inc.(a)	416,200	3,050,746
AMR Corp.(a)(b)	535,700	3,632,046
Anta Sports Products, Ltd.	1,693,200	3,083,329
Bosideng International Holdings, Ltd.	3,466,000	939,175
China Dongxiang Group Co.	7,378,000	4,974,316
China Lilang, Ltd.	3,898,200	4,395,356
Chow Sang Sang Holdings International, Ltd.	618,000	1,053,955
Cooper Tire & Rubber Co.	116,019	2,262,371
Federal-Mogul Corp.(a)	10,120	131,762
Ford Motor Co.(a)(b)	476,564	4,803,765
Gafisa S.A.- ADR(b)	113,100	1,369,641
Gol Linhas Aereas Inteligentes S.A.- ADR(b)	547,544	6,636,233
GOME Electrical Appliances Holdings, Ltd.(a)	751,000	229,537
The Goodyear Tire & Rubber Co.(a)(b)	885,506	8,801,930
Hengdeli Holdings, Ltd.	3,101,900	1,350,401
Hyatt Hotels Corp.(a)	44,800	1,661,632
Intercontinental Hotels Group PLC	48,401	768,718
Intime Department Store Group Co., Ltd.	1,760,000	1,774,262
Little Sheep Group, Ltd.(c)	257,000	154,459
Man Wah Holdings, Ltd.(a)	4,265,000	4,162,632
Maoye International Holdings, Ltd.	4,450,200	1,611,625
New World Department Store China, Ltd.	1,644,800	1,499,708
NVC Lighting Holdings, Ltd.(a)	1,052,000	310,727
PCD Stores, Ltd.(a)(c)	2,188,200	688,476
Ports Design, Ltd.	289,500	743,556
Regal Hotels International Holdings, Ltd.	1,216,760	479,710
Starwood Hotels & Resorts Worldwide, Inc.	133,200	5,518,476

Tam S.A. - ADR	128,467	1,792,115
Tenneco, Inc.(a)(b)	615,902	12,970,896
TRW Automotive Holdings Corp.(a)	138,100	3,807,417
UAL Corp.(a)(b)	475,599	9,778,315
US Airways Group, Inc.(a)	649,704	5,593,951
XTEP International Holdings, Ltd.	1,694,400	1,405,672

		101,536,226

Consumer Non-cyclical 3.19%
Aegean Marine Petroleum Network, Inc.(b)	246,400	4,923,072
BaWang International Group Holding, Ltd.	290,000	207,438
BioMarin Pharmaceutical, Inc.(a)	18,463	350,058
China Agri-Industries Holdings, Ltd.	862,400	1,005,611
China Foods, Ltd.	386,000	227,033
Gilead Sciences, Inc.(a)	43,400	1,487,752
Hypermarcas S.A.(a)	83,300	1,068,363
Kraft Foods, Inc.(b)	146,100	4,090,800
Localiza Rent a Car S.A.	249,500	2,870,978
Mills Estruturas e Servicos de Engenharia S.A.(a)	372,546	2,825,571
Molecular Insight Pharmaceuticals, Inc.(a)	188,362	310,797
Santos Brasil Participacoes S.A.	260,400	2,163,989

		21,531,462

Energy 15.52%
Coal 1.28%
Alpha Natural Resources, Inc.(a)	90,575	3,067,775
Arch Coal, Inc.	31,600	625,996
Consol Energy, Inc.	30,200	1,019,552
Patriot Coal Corp.(a)	31,215	366,776
Peabody Energy Corp.	29,500	1,154,335
Walter Energy, Inc.	39,500	2,403,575

		8,638,009

Oil & Gas Producers 10.11%
Cabot Oil & Gas Corp.	44,100	1,381,212
Canadian Natural Resources, Ltd.	197,400	6,559,602
Devon Energy Corp.	40,000	2,436,800
Encana Corp.	19,881	603,190
EOG Resources, Inc.(b)	59,800	5,882,526
Exxon Mobil Corp.(b)	34,100	1,946,087
Forest Oil Corp.(a)	9,500	259,920
InterOil Corp.(a)(b)	181,791	8,073,338
Newfield Exploration Co.(a)	82,000	4,006,520
Noble Energy, Inc.(a)(b)	38,079	2,297,306
Occidental Petroleum Corp.(b)	160,800	12,405,720
OGX Petroleo e Gas Participacoes S.A.(a)	942,600	8,757,563
Petrohawk Energy Corp.(a)	140,100	2,377,497
Petroleo Brasileiro S.A. - Sponsored ADR	10,032	298,954
Rosetta Resources, Inc.(a)	176,000	3,486,560
Suncor Energy, Inc.(b)	192,109	5,655,689
Swift Energy Co.(a)	65,900	1,773,369

		68,201,853

Oil & Gas Services 4.13%
Calfrac Well Services, Ltd.	81,600	1,498,549
Cameron International Corp.(a)	156,163	5,078,421
Helmerich & Payne, Inc.(b)	173,900	6,350,828
Nabors Industries, Ltd.(a)	274,927	4,844,214
National Oilwell Varco, Inc.(b)	166,687	5,512,339
Superior Well Services, Inc.(a)(b)	193,183	3,230,020
Trican Well Service, Ltd.	106,300	1,361,015

27,875,386

TOTAL ENERGY	104,715,248

Financial 32.29%
Banks 6.01%
Banco Bradesco S.A.- ADR	142,659	2,262,572
Banco Santander Brasil S.A. - ADR	246,400	2,545,312
Bank of China, Ltd.	16,888,000	8,610,019
Bank of Communications Co., Ltd.	1,071,000	1,140,196
BOC Hong Kong Holdings, Ltd.	2,986,500	6,849,823
China Construction Bank Corp.	6,494,000	5,287,337
Itau Unibanco Holding S.A. - ADR	327,780	5,903,318
Lloyds Banking Group PLC(a)	1,633,400	1,310,527
Mizuho Financial Group, Inc.	1,509,000	2,508,884
New York Community Bancorp, Inc.	93,000	1,420,110
Popular, Inc.(a)	109,525	293,527
Regions Financial Corp.	373,700	2,458,946

		40,590,571

Diversified Financial Services 4.38%
Bank of America Corp.(b)	1,050,500	15,095,685
CIT Group, Inc.(a)	62,600	2,119,636
Citigroup, Inc.(a)	552,200	2,076,272
Knight Capital Group, Inc.(a)(b)	473,942	6,535,660
The PMI Group, Inc.(a)(b)	205,136	592,843
Radian Group, Inc.	431,000	3,120,440

		29,540,536

Insurance 4.82%
Arch Capital Group, Ltd.(a)	21,400	1,594,300
China Pacific Insurance Group Co., Ltd.(c)	420,000	1,680,129
Genworth Financial, Inc.(a)(b)	352,918	4,612,638
Hartford Financial Services Group, Inc.(b)	222,500	4,923,925
Lincoln National Corp.(b)	369,409	8,972,945
Maiden Holdings, Ltd.(c)	100,900	662,913
MBIA, Inc.(a)	377,605	2,118,364
MGIC Investment Corp.(a)(b)	485,791	3,347,100
Torchmark Corp.	93,604	4,634,334

		32,546,648

Investment Companies 5.22%
Apollo Investment Corp.(b)	1,063,800	9,925,254
Ares Capital Corp.(b)	638,369	7,998,764
BlackRock Kelso Capital Corp.(b)	651,400	6,429,318
Golub Capital BDC, Inc.	118,400	1,707,328
Indochina Capital Vietnam Holdings, Ltd. (a)(d)	85,584	314,949
PennantPark Investment Corp.(b)	707,590	6,757,485
Solar Capital, Ltd.	106,967	2,060,184

		35,193,282

Real Estate 1.38%
China South City Holdings, Ltd.(a)(c)	5,134,000	777,989
Cyrela Brazil Realty S.A. Empreendimentos e
Participacoes	136,600	1,486,329
Inpar S.A.(a)	633,500	961,656
Mingfa Group International Co., Ltd.(c)	2,468,300	703,698
PDG Realty S.A. Empreendimentos e Participacoes	508,800	4,262,081
Wharf Holdings, Ltd.	224,000	1,097,433

		9,289,186

REITS 10.48%
Annaly Capital Management, Inc.(b)	1,232,000	21,128,800
Anworth Mortgage Asset Corp.(b)	949,469	6,760,219
Apollo Commercial Real Estate Finance, Inc.	217,600	3,581,696
Capstead Mortgage Corp.	335,379	3,709,292
Chimera Investment Corp.	619,404	2,236,049
Hatteras Financial Corp.(b)	411,700	11,453,494
Hatteras Financial Corp.(c)	233,300	6,490,406
Host Hotels & Resorts, Inc.(b)	462,365	6,232,680
Invesco Mortgage Capital, Inc.	193,400	3,869,934
MFA Financial, Inc.	704,423	5,212,730
Regal Real Estate Investment Trust	182,576	42,907

		70,718,207

TOTAL FINANCIAL		217,878,430

Industrial 11.24%
Arrow Electronics, Inc.(a)(b)	208,200	4,653,270
Avnet, Inc.(a)	96,000	2,314,560
BE Aerospace, Inc.(a)(b)	315,262	8,017,113
Bombardier, Inc.	772,700	3,513,098
Chicago Bridge & Iron Co.(a)(b)	343,262	6,456,758
Crown Holdings, Inc.(a)(b)	343,000	8,588,720
Douglas Dynamics, Inc.(a)	35,000	402,500
Flowserve Corp.	11,000	932,800
Foster Wheeler AG(a)(b)	189,800	3,997,188
Fosun International, Ltd.	1,516,500	1,071,126
General Cable Corp.(a)(b)	263,800	7,030,270
Golar LNG, Ltd.	10,526	103,892
Honeywell International, Inc.(b)	178,300	6,959,049
Jardine Strategic Holdings, Ltd.	105,255	2,191,409
Julio Simoes Logistica S.A.(a)	672,200	3,053,762
Landstar System, Inc.	30,700	1,196,993
Louisiana-Pacific Corp.(a)	142,206	951,358
McDermott International, Inc.(a)	72,542	1,571,260
Owens-Illinois, Inc.(a)(b)	219,080	5,794,666
Rheinmetall AG	17,500	1,008,899
Terex Corp.(a)	72,564	1,359,849
Tiger Airways Holdings, Ltd.(a)(c)	298,458	388,189
TransDigm Group, Inc.	76,071	3,881,903
Zhuzhou CSR Times Electric Co., Ltd.	174,000	371,824

		75,810,456

Technology 6.16%
Apple, Inc.(a)	34,371	8,645,338
CA, Inc.	54,250	998,200
Fiserv, Inc.(a)	44,700	2,041,002
Intel Corp.(b)	458,100	8,910,045
Kingboard Chemical Holdings, Ltd.	168,759	732,519
Microsoft Corp.	671,811	15,458,371
Seagate Technology(a)(b)	259,441	3,383,111
Western Digital Corp.(a)	45,200	1,363,232

		41,531,818

Utilities 2.51%
AES Tiete S.A.	98,305	1,124,108
Calpine Corp.(a)(b)	958,794	12,195,859
Centrais Eletricas Brasileiras S.A.	80,400	1,073,485
DPL, Inc.	52,000	1,242,800
EDP - Energias do Brasil S.A.(c)	65,400	1,284,449

		16,920,701

TOTAL COMMON STOCKS
(Cost $618,039,255)		631,846,160

EXCHANGE TRADED FUNDS 3.96%
iShares iBoxx $ High Yield Corporate Bond Fund(b)	76,141	6,464,371
SPDR Gold Trust(a)	166,500	20,259,720

		26,724,091

TOTAL EXCHANGE TRADED FUNDS
(Cost $22,497,830)		26,724,091

RIGHTS & WARRANTS 0.01%
Bank of Communications Co., Ltd., Rights (exercisable 06/24/2010 - 07/09/2010, subscription price 5.14 HKD)(a)	160,650	64,368
Kingboard Chemical Holdings, Ltd., Warrants (exercisable 05/05/2010 - 10/31/2012, subscription price 40.00 HKD)(a)	16,876	6,653

		71,021

TOTAL RIGHTS & WARRANTS
(Cost $0)		71,021

Description and Maturity Date	Coupon Rate	Principal Amount	Value

CORPORATE BONDS 23.19%
ACE INA Holdings, Inc.
02/15/2017	5.700%	$700,000	767,955
Adaro Indonesia PT
10/22/2019(e)	7.625%	1,800,000	1,827,000
Alliant Techsystems, Inc.
04/01/2016	6.750%	2,725,000	2,684,125
American Axle & Manufacturing, Inc.
03/01/2017	7.875%	2,210,000	1,928,225
Analog Devices, Inc.
07/01/2014	5.000%	1,300,000	1,406,903
AON Corp.
12/14/2012	7.375%	1,500,000	1,664,122
Arrow Electronics, Inc.
04/01/2020	6.000%	1,200,000	1,243,272
ArvinMeritor, Inc.
03/15/2018	10.625%	1,805,000	1,922,325
AT&T, Inc.
02/15/2019	5.800%	2,100,000	2,370,457
Ball Corp.
03/15/2018	6.625%	2,750,000	2,763,750
09/01/2019	7.375%	300,000	313,500
Bank of America Corp.
05/15/2014	7.375%	2,485,000	2,788,160
12/01/2017	5.750%	1,000,000	1,039,264
BE Aerospace, Inc.
07/01/2018	8.500%	2,100,000	2,210,250
Bombardier, Inc.
05/01/2034(c)	7.450%	2,170,000	2,028,950
BorgWarner, Inc.
10/01/2019	8.000%	1,550,000	1,777,235
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	2,900,000	3,247,948
Carolina Power & Light Co.

01/15/2019	5.300%	2,000,000	2,242,214
Chubb Corp.
05/15/2018	5.750%	1,000,000	1,115,899
CITIC Resources Holdings, Ltd.
05/15/2014(e)	6.750%	1,900,000	1,881,000
Computer Sciences Corp.
03/15/2018	6.500%	1,800,000	2,010,985
The Connecticut Light & Power Co.
Series 09-A, 02/01/2019	5.500%	1,600,000	1,783,069
Constellation Brands, Inc.
09/01/2016	7.250%	3,050,000	3,091,938
Crown Americas LLC / Crown Americas Capital Corp. II
05/15/2017(c)	7.625%	3,050,000	3,172,000
CSX Corp.
03/15/2018	6.250%	1,000,000	1,150,691
Devon Financing Corp. ULC
09/30/2011	6.875%	2,400,000	2,563,318
Eaton Vance Corp.
10/02/2017	6.500%	3,285,000	3,743,395
Enbridge Energy Partners LP
03/01/2019	9.875%	1,550,000	2,041,308
Felcor Lodging LP
10/01/2014	10.000%	1,850,000	1,942,500
Florida Power Corp.
06/15/2018	5.650%	1,350,000	1,538,154
Ford Motor Credit Co. LLC
10/01/2014	8.700%	3,775,000	3,939,111
Forest Oil Corp.
02/15/2014	8.500%	500,000	523,750
06/15/2019(b)	7.250%	2,400,000	2,328,000
General Cable Corp.
04/01/2017(b)	7.125%	2,900,000	2,885,500
General Mills, Inc.
02/15/2017	5.700%	1,000,000	1,163,702
02/15/2019	5.650%	2,000,000	2,278,072
Genworth Financial, Inc.
06/15/2020	7.700%	1,880,000	1,882,478
Gol Finance
04/03/2017	7.500%	730,000	722,700
Goodrich Corp.
03/01/2019	6.125%	1,650,000	1,912,731
The Goodyear Tire & Rubber Co.
05/15/2016	10.500%	2,850,000	3,113,625
Hanesbrands, Inc.
12/15/2016	8.000%	2,035,000	2,073,156
Hasbro, Inc.
05/15/2014	6.125%	1,215,000	1,294,811
03/15/2040	6.350%	325,000	332,657
Hewlett-Packard Co.
03/01/2018	5.500%	1,000,000	1,154,298
International Business Machines Corp.
09/14/2017	5.700%	1,000,000	1,164,730
Iron Mountain, Inc.
01/01/2016	6.625%	2,550,000	2,518,125
JPMorgan Chase & Co.
04/23/2019	6.300%	2,775,000	3,141,891
Lear Corp.
03/15/2018	7.875%	2,450,000	2,468,375
Nabors Industries, Inc.
01/15/2019	9.250%	2,450,000	3,018,652
National Oilwell Varco, Inc.
Series B, 08/15/2015	6.125%	2,600,000	2,688,202

Newfield Exploration Co.
09/01/2014	6.625%	1,090,000	1,102,262
05/15/2018	7.125%	1,900,000	1,890,500
Oracle Corp.
04/15/2018	5.750%	1,575,000	1,827,417
Patriot Coal Corp.
04/30/2018	8.250%	1,400,000	1,354,500
Petrohawk Energy Corp.
06/01/2015	7.875%	2,925,000	2,946,938
Pioneer Natural Resources Co.
03/15/2017	6.650%	2,725,000	2,754,318
President and Fellows of Harvard College
10/01/2037	6.300%	2,400,000	2,726,642
Provident Cos., Inc.
07/15/2018	7.000%	1,900,000	2,023,928
Range Resources Corp.
05/15/2019	8.000%	2,490,000	2,611,387
Raytheon Co.
12/15/2018	6.400%	965,000	1,160,245
Rearden G Holdings EINS GmbH
03/30/2020(c)	7.875%	1,875,000	1,903,125
Roche Holdings, Inc.
03/01/2019(c)	6.000%	2,630,000	3,071,077
Silgan Holdings, Inc.
08/15/2016	7.250%	2,225,000	2,291,750
South Carolina Electric & Gas Co.
11/01/2018	5.250%	1,300,000	1,436,720
Spirit Aerosystems, Inc.
10/01/2017	7.500%	2,275,000	2,240,875
Star Energy Geothermal Wayang Windu, Ltd.
02/12/2015(c)	11.500%	1,875,000	1,950,000
Starwood Hotels & Resorts Worldwide, Inc.
05/15/2018(b)	6.750%	3,325,000	3,341,625
TAM Capital 2, Inc.
01/29/2020(e)	9.500%	2,205,000	2,210,513
Tenneco, Inc.
11/15/2015	8.125%	210,000	212,100
Terex Corp.
11/15/2017	8.000%	2,510,000	2,334,300
Torchmark Corp.
06/15/2016	6.375%	1,100,000	1,152,650
The Travelers Cos., Inc.
05/15/2018	5.800%	1,100,000	1,209,209
TRW Automotive, Inc.
03/15/2014(c)	7.000%	2,500,000	2,487,500
Tyco International Finance S.A.
01/15/2019	8.500%	1,925,000	2,494,523
United Technologies Corp.
02/01/2019	6.125%	2,100,000	2,510,342
Wal-Mart Stores, Inc.
02/15/2018	5.800%	960,000	1,133,345
Weatherford International, Ltd.
03/01/2019	9.625%	2,660,000	3,210,016

TOTAL CORPORATE BONDS
(Cost $144,726,330)			156,452,285

ASSET/MORTGAGE BACKED SECURITIES 0.17%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(f)	20.922%	900,360	923,364
Series 2007-37, Class SB, 03/20/2037(f)	20.922%	$252,496	256,565

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $1,075,586)			1,179,929

FOREIGN GOVERNMENT BONDS 0.58%
Brazilian Government International Bond
01/05/2016	12.500%	6,300,000	3,900,415
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $3,749,325)			3,900,415

GOVERNMENT & AGENCY OBLIGATIONS 36.06%
U.S. Treasury Bonds
02/15/2014	4.000%	13,000,000	14,260,389
08/15/2016	4.875%	14,000,000	16,215,934
05/15/2017	4.500%	7,000,000	7,970,158
08/15/2017	4.750%	3,250,000	3,760,351
08/15/2018	4.000%	71,000,000	78,166,598
08/15/2019	3.625%	49,500,000	52,396,542
11/15/2019	3.375%	13,000,000	13,478,361
05/15/2039	4.250%	29,000,000	30,740,000
08/15/2039	4.500%	16,000,000	17,667,504
U.S. Treasury Notes
05/31/2012	4.750%	8,000,000	8,637,816

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $230,101,123)			243,293,653

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED OPTIONS 11.91%
Purchased Call Options 0.53%
AMR Corp.	January, 2012	$10.00	2,000	316,000
Halliburton Co.	January, 2011	30.00	1,500	238,500
Microsoft Corp.	January, 2012	27.50	13,500	2,713,500
Transocean, Ltd	January, 2011	60.00	500	182,500
Transocean, Ltd	January, 2011	90.00	3,000	121,500

TOTAL PURCHASED CALL OPTIONS
(Cost $10,050,768)				3,572,000

Purchased Put Options 11.38%
iShares MSCI Brazil	September, 2010	58.00	4,000	1,380,000
iShares MSCI Brazil	September, 2010	62.00	1,000	500,000
Oil Services HOLDRs	August, 2010	100.00	500	471,250
S&P 500 Index	August, 2010	1,100.00	2,000	17,100,000
S&P 500 Index	September, 2010	1,050.00	1,200	8,040,000
S&P 500 Index	September, 2010	1,150.00	200	2,634,000
S&P 500 Index	September, 2010	1,175.00	1,500	22,935,000
S&P 500 Index	December, 2010	1,150.00	1,550	23,730,500
TOTAL PURCHASED PUT OPTIONS
(Cost $48,605,339)				76,790,750
TOTAL PURCHASED OPTIONS

(Cost $58,656,107)				80,362,750

			Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 9.09%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(g)			2,512,966	2,512,966

U.S. Treasury Bills
United States Treasury Bills, Discount Notes
08/05/2010, 0.105%(h)			25,000,000	24,997,373
09/23/2010, 0.169%(h)			18,800,000	18,793,326
12/16/2010, 0.204%(h)			15,000,000	14,986,350

TOTAL SHORT-TERM INVESTMENTS
(Cost $61,289,237)				61,290,015

Total Investments - 178.62%*
(Cost $1,140,134,793)				1,205,120,319

Liabilities in Excess of Other Assets - (78.62%)				(530,451,813)

NET ASSETS - 100.00%				$674,668,506

SCHEDULE OF OPTIONS WRITTEN	Expiration Date	Exercise Price	Number of Contracts	Value
Call Options Written
Halliburton Co.	January, 2011	$45.00	1,500	$(9,750)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $208,524)				(9,750)

Put Options Written
iShares MSCI Brazil	September, 2010	48.00	4,000	(522,000)
iShares MSCI Brazil	September, 2010	55.00	1,000	(260,500)
Oil Services HOLDRs	August, 2010	85.00	500	(155,000)
S&P 500 Index	August, 2010	950.00	2,000	(4,600,000)
S&P 500 Index	September, 2010	950.00	1,200	(3,912,000)
S&P 500 Index	September, 2010	1,000.00	200	(936,000)
S&P 500 Index	December, 2010	1,050.00	1,550	(14,756,000)
S&P 500 Index	September, 2010	1,120.00	1,500	(16,305,000)

TOTAL PUT OPTIONS WRITTEN
(Premiums received $24,455,507)				(41,446,500)

TOTAL OPTIONS WRITTEN

(Premiums received $24,664,031)	$(41,456,250)

SCHEDULE OF SECURITIES SOLD SHORT(a)	Shares	Value
Common Stocks
American International Group, Inc.	(42,000)	$(1,446,480)
AvalonBay Communities, Inc.	(9,749)	(910,264)
Avery Dennison Corp.	(60,100)	(1,931,013)
Berkshire Hathaway, Inc.	(107,500)	(8,566,675)
BP PLC - ADR	(229,953)	(6,641,043)
Cie Generale d’Optique Essilor International S.A.	(24,700)	(1,479,415)
Concho Resources, Inc.	(14,000)	(774,620)
Deutsche Bank AG	(36,753)	(2,064,048)
Diamond Offshore Drilling, Inc.	(41,061)	(2,553,584)
Genuine Parts Co.	(92,845)	(3,662,735)
Health Management Associates, Inc.	(101,551)	(789,051)
IDEXX Laboratories, Inc.	(16,000)	(974,400)
Kohl’s Corp.	(22,500)	(1,068,750)
Macy’s, Inc.	(109,100)	(1,952,890)
Medco Health Solutions, Inc.	(18,700)	(1,029,996)
MGM Resorts International	(400,200)	(3,857,928)
Noble Corp.	(15,100)	(466,741)
PetSmart, Inc.	(23,700)	(715,029)
Pioneer Natural Resources Co.	(14,000)	(832,300)
POSCO - ADR	(6,795)	(640,904)
Quest Diagnostics, Inc.	(65,600)	(3,264,912)
Rowan Cos., Inc.	(26,103)	(572,700)
Seahawk Drilling, Inc.	(6,314)	(61,372)
VCA Antech, Inc.	(13,000)	(321,880)
WW Grainger, Inc.	(28,300)	(2,814,435)

		(49,393,165)

EXCHANGE TRADED FUNDS
iShares Russell 2000 Index Fund	(300,000)	(18,324,000)
Vanguard REIT ETF	(478,097)	(22,226,730)

		(40,550,730)

TOTAL SECURITIES SOLD SHORT
(Proceeds $86,167,810)		$(89,943,895)

Abbreviations:

ADR - American Depositary Receipt

AG-Aktiengesellschaft is a German acronym on company names meaning Public Company

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

HKD - Hong Kong Dollar

HOLDRs - Holding Company Depository Receipts

LLC - Limited Liability Company

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

REIT - Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

ULC - Unlimited Liability Company

*	All securities are being held as collateral for borrowings, written options and/or short sales as of June 30, 2010.
(a)	Non-Income Producing Security.
(b)	Loaned security; a portion or all of the security is on loan at June 30, 2010.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2010, these securities had a total value of $27,443,360 or 4.07% of net assets.

(d)	Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2010, these securities had a total value of $314,949 or 0.05% of total net assets.
(e)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of June 30, 2010, the aggregate market value of those securities was $5,918,513, representing 0.88% of net assets.

(f)	Floating or variable rate security - rate disclosed as of June 30, 2010.
(g)	Less than 0.0005%
(h)	Discount at purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2010
Gross appreciation (excess of value over tax cost)	$122,933,397
Gross depreciation (excess of tax cost over value)	(70,490,595)
Net unrealized appreciation	$52,442,832

Cost of investments for income tax purposes	$1,152,677,487

CLOUGH GLOBAL OPPORTUNITIES FUNDS 6.30.10 NQ– NOTES TO FINANCIALS

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Opportunities Fund (the “Fund”) is a closed–end management investment company that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 12, 2006. The Fund is a non–diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over–the–counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over–the–counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short–term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional–size trading units of securities. Short–term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over–the–counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange–traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Fund’s Statement of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation. There were no outstanding foreign currency contracts for the Fund as of June 30, 2010.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2010, securities which have been fair valued represented 0.05% of the Fund’s net assets.

A three–tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Quoted prices in active markets for identical investments
Level 2 –	Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Clough Global Opportunities Fund

Assets:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$631,531,211	$–	$314,949	$631,846,160
Exchange Traded Funds	26,724,091	–	–	26,724,091
Rights & Warrants	71,021	–	–	71,021
Corporate Bonds	–	156,452,285	–	156,452,285
Asset/Mortgage Backed Securities	–	1,179,929	–	1,179,929
Foreign Government Bonds	3,900,415	–	–	3,900,415
Government & Agency Obligations	243,293,653	–	–	243,293,653
Purchased Options	80,362,750	–	–	80,362,750
Short-Term Investments	61,290,015	–	–	61,290,015
TOTAL	$1,047,173,156	$157,632,214	$314,949	$1,205,120,319

Other Financial Instruments*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Options Written	$(41,456,250)	$–	$–	$(41,456,250)
Securities Sold Short	(89,943,895)	–	–	(89,943,895)
TOTAL	$(131,400,145)	$–	$–	$(131,400,145)

*For	detailed Industry descriptions, see the accompanying Statement of Investments.

Clough Global Opportunities

Fund

Investments in Securities	Balance as of March 31, 2010	Realized gain (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of June 30, 2010
Common Stocks	$ -	$ -	$ -	$ -	$ 314,949	$ 314,949
Total	$ -	$ -	$ -	$ -	$ 314,949	$ 314,949

There were no significant transfers between Level 1 and Level 2 securities during the three-month period ended June 30, 2010.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non–income producing securities.

Written option activity for the three months ended June 30, 2010 was as follows:

Written Call Options	Contracts	Premiums
Outstanding, March 31, 2010	4,000	$1,948,313
Positions opened	—	—
Exercised	—	—
Expired	(2,500)	(1,739,789)
Closed	—	—
Outstanding, June 30, 2010	1,500	$208,524

Market Value, June 30, 2010		$9,750

Written Put Options	Contracts	Premiums
Outstanding, March 31, 2010	4,647	$9,160,965
Positions opened	15,950	28,674,600
Exercised	—	—
Expired	(4,647)	(9,160,965)
Closed	(4,000)	(4,219,093)
Outstanding, June 30, 2010	11,950	$24,455,507

Market Value, June 30, 2010		$41,446,500

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker–dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Item 2 - Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                 CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date: August 26, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date: August 26, 2010